Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 4,664,170	$ 8,889,616	$ 11,854,187	$ 17,282,325	$ 11,851,639
Accounts receivable	9,244	6,988		727,178
Prepaid expenses and other current assets	614,209	357,281		413,260
Total current assets	5,287,623	9,253,885		18,422,763
Equipment and leasehold improvements, net	105,990	149,271		221,148
Patents, net	1,599,003	2,132,129		2,236,909
Deposits and other assets	77,160	77,160		77,350
Total assets	7,069,776	11,612,445		20,958,170
Current Liabilities:
Accounts payable	462,693	294,010		2,865,165
Accrued compensation	246,072	546,578		848,583
Accrued expenses	75,766	204,237		383,623
Deferred rent	16,287	35,629		33,744
Total current liabilities	800,818	1,080,454		4,256,115
Total liabilities	800,818	1,080,454		5,141,744
Stockholders' Equity:
Common stock - $.001 par value; 100,000,000 shares authorized; 2,368,221 and 2,369,449 issued and outstanding at June 30, 2016 and December 31, 2015, respectively	2,368	2,369		19,225
Additional paid-in capital	86,916,854	86,573,137		81,830,410
Accumulated deficit	(80,650,264)	(76,043,515)		(66,033,209)
Total stockholders' equity	6,268,958	10,531,991		15,816,426	$ 9,968,173
Total liabilities and stockholders' equity	$ 7,069,776	$ 11,612,445		$ 20,958,170